Expense Example	Jul. 25, 2025 USD ($)
T. Rowe Price GNMA Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 63
Expense Example, with Redemption, 3 Years	206
Expense Example, with Redemption, 5 Years	370
Expense Example, with Redemption, 10 Years	845
T. Rowe Price GNMA Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	247
Expense Example, with Redemption, 10 Years	$ 569